Subsequent Events (Details) - shares	Apr. 17, 2021	Apr. 16, 2021	Apr. 01, 2021	Jan. 17, 2021	Dec. 18, 2020	Apr. 30, 2019
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued					31,195,387,525	18,729,788,686
Acquisition of non controlling interest
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares exercised withdrawal rights				1,787,514
Percent of shareholders exercised their withdrawal rights				0.002%
Maximum percentage of dissenting holders exercise				10.00%
Number of shares of equity interests issued or issuable to acquire entity			31,195,387,525
Percents of provisions that restrict a shareholder			65.00%
Share capital ownership percentage			75.18%
Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Maximun share capital percentage		10.00%
Prorated factor percentage		37.70%
Share capital ownership percentage	82.30%	75.18%
Shares | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		20,194,895,308
Shares | Prorate Percentage Applied [Member] | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		705,246,850
Shares represented by ADS shares | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		1,872,063,500
Shares represented by ADS shares | Prorate Percentage Applied [Member] | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		6,903,312,254
ADS shares | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		37,441,270
ADS shares | Prorate Percentage Applied [Member] | Share transaction
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued		14,104,937